Annual Fund Operating Expenses - Aggressive Allocation Fund	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.10%
Other expenses	0.03%
Acquired fund fees and expenses	0.84%
Total annual Fund operating expenses	0.97%
Investor
Operating Expenses:
Management fee	0.10%
Other expenses	0.28%
Acquired fund fees and expenses	0.84%
Total annual Fund operating expenses	1.22%